Not FDIC Insured May Lose Value No Bank Guarantee
TIT-Q3PH

Schedules of Investments
(unaudited)
Templeton Global Bond Fund 2
Templeton Global Total Return Fund 7
Templeton International Bond Fund 14
Templeton Sustainable Emerging Markets Bond Fund 18
Notes to Schedules of Investments 23

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2022
Templeton Global Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 42.2%
Argentina 1.5%
a
Argentina BONCER ,
Index Linked, 1.4%, 3/25/23 ....... 5,141,947,038 ARS $ 16,559,192
Index Linked, 1.5%, 3/25/24 ....... 20,538,092,739 ARS 59,455,466
Argentina Government Bond, 16%,
10/17/23 ..................... 5,951,059,700 ARS 10,977,367
86,992,025
Brazil 0.7%
Brazil Notas do Tesouro Nacional, 10%,
1/01/27 ...................... 216,080,000 BRL 37,929,220
Colombia 4.5%
Colombia Government Bond ,
Senior Bond, 4.375%, 3/21/23 ..... 6,831,000,000 COP 1,423,247
Senior Bond, 9.85%, 6/28/27 ...... 10,884,000,000 COP 2,106,064
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 416,163,000,000 COP 87,855,493
B, 6.25%, 11/26/25 .............. 126,303,000,000 COP 23,344,617
B, 7.5%, 8/26/26 ............... 172,321,200,000 COP 32,003,226
B, 5.75%, 11/03/27 .............. 91,769,000,000 COP 15,045,341
B, 6%, 4/28/28 ................. 294,498,100,000 COP 47,712,727
B, 7.75%, 9/18/30 .............. 258,536,800,000 COP 42,579,625
B, 7%, 6/30/32 ................. 79,255,000,000 COP 11,824,929
263,895,269
Ghana 1.7%
Ghana Government Bond ,
19.75%, 3/25/24 ................ 186,550,000 GHS 14,319,173
19%, 11/02/26 ................. 835,045,000 GHS 45,898,929
19.75%, 3/15/32 ................ 820,425,000 GHS 37,774,079
Senior Note, 18.3%, 3/02/26 ...... 6,300,000 GHS 361,063
98,353,244
India 4.6%
India Government Bond ,
8.2%, 9/24/25 ................. 320,200,000 INR 4,025,870
7.59%, 1/11/26 ................. 4,022,000,000 INR 49,934,219
7.27%, 4/08/26 ................ 1,448,000,000 INR 17,830,418
8.33%, 7/09/26 ................ 8,401,000,000 INR 106,566,502
7.26%, 1/14/29 ................ 6,911,000,000 INR 84,785,622
Senior Note, 5.15%, 11/09/25 ...... 622,300,000 INR 7,229,316
270,371,947
Indonesia 8.8%
Indonesia Government Bond ,
FR39, 11.75%, 8/15/23 .......... 641,965,000,000 IDR 44,620,309
FR40, 11%, 9/15/25 ............. 532,795,000,000 IDR 39,476,339
FR44, 10%, 9/15/24 ............. 248,790,000,000 IDR 17,646,241
FR46, 9.5%, 7/15/23 ............ 1,653,114,000,000 IDR 111,953,204
FR59, 7%, 5/15/27 .............. 502,090,000,000 IDR 32,989,728
FR70, 8.375%, 3/15/24 .......... 2,197,357,000,000 IDR 148,648,261
FR81, 6.5%, 6/15/25 ............ 162,429,000,000 IDR 10,586,605
FR86, 5.5%, 4/15/26 ............ 1,712,391,000,000 IDR 108,153,615
514,074,302

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Norway 8.3%
b
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 1,503,753,000 NOK $ 137,411,336
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 2,921,308,000 NOK 268,301,726
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 890,910,000 NOK 79,217,825
484,930,887
South Korea 6.7%
Korea Treasury Bonds ,
1.875%, 3/10/24 ................ 58,662,000,000 KRW 39,596,696
1.375%, 9/10/24 ................ 385,853,010,000 KRW 254,562,043
3%, 9/10/24 ................... 146,030,000,000 KRW 99,374,325
393,533,064
Supranational 0.5%
c
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 603,261,000 MXN 27,841,663
Thailand 3.0%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 3,255,070,000 THB 84,240,585
1%, 6/17/27 ................... 2,318,690,000 THB 56,953,699
Senior Note, 0.66%, 11/22/23 ...... 1,302,120,000 THB 34,058,836
175,253,120
United Kingdom 1.9%
b
United Kingdom Gilt, Reg S, 0.125%,
1/31/23 ...................... 97,661,000 GBP 108,018,993
Total Foreign Government and Agency Securities (Cost $3,661,719,707) ...........
2,461,193,734
U.S. Government and Agency Securities 16.2%
United States 16.2%
U.S. Treasury Notes ,
2.875%, 5/31/25 ................ 37,950,000 36,623,232
2.625%, 12/31/25 ............... 418,885,000 398,644,347
1.625%, 2/15/26 ................ 226,420,000 207,996,841
2.125%, 5/31/26 ................ 103,431,000 96,180,729
1.625%, 10/31/26 ............... 226,430,000 205,157,964
944,603,113
Total U.S. Government and Agency Securities (Cost $1,052,014,411) ..............
944,603,113
Total Long Term Investments (Cost $4,713,734,118) .............................
3,405,796,847

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

Short Term Investments 40.8%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 28.0%
Brazil 9.7%
d
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 206,720,000 BRL $ 32,998,937
7/01/24 ...................... 1,240,310,000 BRL 188,659,023
1/01/25 ...................... 2,370,780,000 BRL 344,834,296
566,492,256
Japan 10.8%
d
Japan Treasury Bills ,
10/03/22 ..................... 14,539,400,000 JPY 100,448,375
10/17/22 ..................... 14,397,000,000 JPY 99,469,104
11/14/22 ..................... 25,376,000,000 JPY 175,344,869
11/21/22 ..................... 25,303,000,000 JPY 174,845,817
1/25/23 ...................... 11,304,600,000 JPY 78,138,985
628,247,150
Singapore 4.8%
d
Singapore Treasury Bills ,
11/18/22 ..................... 353,020,000 SGD 244,857,536
1/10/23 ...................... 21,940,000 SGD 15,144,615
1/24/23 ...................... 34,850,000 SGD 24,026,779
284,028,930
United Kingdom 2.7%
d
United Kingdom Treasury Bills ,
10/24/22 ..................... 57,117,000 GBP 63,671,069
10/31/22 ..................... 7,278,000 GBP 8,109,426
11/28/22 ..................... 17,054,000 GBP 18,962,498
12/05/22 ..................... 17,609,000 GBP 19,565,067
1/03/23 ...................... 30,580,000 GBP 33,853,074
3/20/23 ...................... 11,557,000 GBP 12,684,593
156,845,727
Total Foreign Government and Agency Securities (Cost $1,744,483,785) ...........
1,635,614,063
Shares
Money Market Funds 12.8%
United States 12.8%
e,f
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% .......... 744,446,053 744,446,053
Total Money Market Funds (Cost $744,446,053) .................................
744,446,053
a a a a a
Total Short Term Investments (Cost $2,488,929,838 ) .............................
2,380,060,116
a a a
Total Investments (Cost $7,202,663,956) 99.2% ..................................
$5,785,856,963
Other Assets, less Liabilities 0.8% .............................................
44,120,596
Net Assets 100.0% ...........................................................
$5,829,977,559
a a a

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $592,949,880, representing 10.2% of net assets.
c
A supranational organization is an entity formed by two or more central governments through international treaties.
d
The security was issued on a discount basis with no stated coupon rate.
e
See Note 4 regarding investments in affiliated management investment companies.
f
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... JPHQ Buy 4,628,008,500 60,068,901 10/07/22 $ — $ (3,319,608)
Indian Rupee ...... JPHQ Sell 4,628,008,500 56,701,893 10/07/22 — (47,400)
Chilean Peso ...... GSCO Buy 7,546,330,000 9,094,813 10/11/22 — (1,307,604)
Indian Rupee ...... JPHQ Buy 2,823,969,900 36,705,919 10/11/22 — (2,095,178)
Euro ............. DBAB Sell 148,217,961 1,532,958,929 SEK 10/12/22 — (7,165,131)
Euro ............. HSBK Sell 256,580,000 256,010,649 10/12/22 4,393,602 —
Indian Rupee ...... CITI Buy 2,857,906,500 37,125,312 10/12/22 — (2,102,988)
Swedish Krona ..... DBAB Sell 1,532,958,929 146,465,000 EUR 10/12/22 5,446,078 —
Chinese Yuan ...... HSBK Buy 927,022,870 137,958,044 10/18/22 — (8,081,731)
Chinese Yuan ...... HSBK Sell 927,022,870 136,378,034 10/18/22 6,501,722 —
Euro ............. BZWS Sell 69,550,000 76,188,547 10/25/22 7,920,844 —
Euro ............. DBAB Sell 90,939,000 99,487,107 10/25/22 10,224,754 —
Chilean Peso ...... GSCO Buy 18,020,686,023 19,432,125 10/26/22 — (879,721)
Chilean Peso ...... JPHQ Buy 17,871,274,547 21,562,831 10/26/22 — (3,164,247)
Chilean Peso ...... JPHQ Buy 29,488,000,000 31,445,481 10/28/22 — (1,096,874)
Canadian Dollar .... HSBK Sell 178,200,000 135,846,985 EUR 11/03/22 4,422,374 —
Euro ............. HSBK Sell 150,541,305 206,348,472 CAD 11/03/22 1,522,669 —
Chilean Peso ...... GSCO Buy 11,267,220,000 12,349,579 11/14/22 — (790,233)
Chilean Peso ...... JPHQ Buy 33,537,277,800 35,765,466 11/22/22 — (1,414,608)
Japanese Yen ...... BOFA Buy 15,477,619,440 115,748,212 11/22/22 — (8,279,362)
Chilean Peso ...... GSCO Buy 19,189,599,252 20,628,432 11/29/22 — (1,001,291)
Mexican Peso ...... MSCO Buy 1,191,004,000 58,800,494 12/06/22 — (361,031)
Mexican Peso ...... MSCO Sell 1,191,004,000 58,682,867 12/06/22 243,405 —
Chinese Yuan ...... BOFA Buy 1,188,701,030 177,965,241 12/08/22 — (11,253,219)
Chinese Yuan ...... BOFA Sell 834,300,000 122,967,854 12/08/22 5,959,594 —
Chinese Yuan ...... CITI Buy 841,154,240 126,070,389 12/08/22 — (8,100,840)
Chinese Yuan ...... JPHQ Buy 588,157,946 87,980,426 12/09/22 — (5,490,328)
Chilean Peso ...... GSCO Buy 45,411,400,440 48,827,700 12/21/22 — (2,606,568)
Euro ............. CITI Sell 274,830,000 276,968,177 12/21/22 5,897,048 —
Indian Rupee ...... JPHQ Buy 2,589,343,200 32,344,149 12/21/22 — (843,536)
Japanese Yen ...... DBAB Buy 35,628,107,310 251,599,556 12/21/22 — (3,196,401)
New Zealand Dollar . CITI Buy 66,290,000 39,882,351 12/21/22 — (2,765,852)
South Korean Won .. DBAB Buy 268,036,000,000 193,362,991 12/21/22 — (6,898,924)
South Korean Won .. HSBK Buy 247,500,000,000 178,668,110 12/21/22 — (6,490,280)
South Korean Won .. MSCO Buy 147,734,000,000 106,586,633 12/21/22 — (3,812,817)
Chilean Peso ...... JPHQ Buy 17,871,325,453 19,478,284 12/27/22 — (1,312,921)
Mexican Peso ...... MSCO Buy 852,385,000 41,888,343 12/27/22 21,243 (233,782)
Mexican Peso ...... MSCO Sell 852,385,000 39,019,684 12/27/22 — (2,656,119)
Chinese Yuan ...... CITI Buy 856,161,690 127,741,475 1/11/23 — (7,533,774)
Indian Rupee ...... HSBK Buy 2,559,257,100 31,766,758 1/11/23 — (697,001)
South Korean Won .. JPHQ Buy 37,708,300,000 28,946,265 1/18/23 — (2,663,920)
Euro ............. DBAB Sell 155,497,462 1,645,112,308 SEK 1/19/23 — (4,441,616)
Swedish Krona ..... DBAB Sell 1,645,112,308 155,658,627 EUR 1/19/23 4,600,975 —

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 29 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. DBAB Sell 91,387,000 100,708,825 1/25/23 $ 10,310,718 $ —
South Korean Won .. CITI Buy 73,606,900,000 56,673,006 1/25/23 — (5,350,448)
Euro ............. HSBK Sell 386,610,575 511,912,995 CAD 2/03/23 — (11,663,080)
Chilean Peso ...... GSCO Buy 12,107,880,000 14,335,638 3/07/23 — (2,189,594)
Indian Rupee ...... JPHQ Buy 4,628,008,500 55,839,871 3/15/23 15,457 —
Japanese Yen ...... BNDP Buy 7,696,725,520 54,933,410 3/15/23 — (647,950)
Japanese Yen ...... BOFA Buy 27,371,868,200 195,433,077 3/15/23 — (2,377,676)
Japanese Yen ...... JPHQ Buy 8,080,979,530 57,677,612 3/15/23 — (681,987)
New Zealand Dollar . BOFA Buy 56,380,000 33,887,199 3/15/23 — (2,293,822)
New Zealand Dollar . JPHQ Buy 181,180,000 109,002,417 3/15/23 — (7,475,492)
South Korean Won .. BNDP Buy 350,486,200,000 253,040,358 3/15/23 — (8,021,414)
South Korean Won .. HSBK Buy 169,800,000,000 122,803,211 3/23/23 — (4,048,147)
Euro ............. BZWS Sell 32,638,000 36,250,863 4/25/23 3,778,333 —
Chilean Peso ...... GSCO Buy 24,095,047,612 24,120,348 7/26/23 — (538,838)
Mexican Peso ...... MSCO Buy 82,720,000 3,843,412 8/04/23 38,336 —
Mexican Peso ...... MSCO Sell 179,588,000 8,127,993 8/04/23 — (299,417)
Mexican Peso ...... CITI Sell 522,579,750 22,751,029 10/23/23 — (1,435,544)
Mexican Peso ...... MSCO Buy 540,623,000 23,797,496 9/03/24 222,844 (201,440)
Mexican Peso ...... MSCO Sell 540,623,000 22,984,206 9/03/24 — (834,694)
Total Forward Exchange Contracts ................................................... $71,519,996 $(160,164,448)
Net unrealized appreciation (depreciation) ............................................ $(88,644,452)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2022
Templeton Global Total Return Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 434,200,485 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 50,014,925 —
—
Total Common Stocks (Cost $1,645,359) .......................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 37,627,701 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 14,528,882 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Multiline Retail 19,186,470 —
—
Total Corporate Bonds (Cost $46,940,536) ......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 64.5%
Argentina 2.0%
f
Argentina BONCER ,
Index Linked, 1.4%, 3/25/23 ....... 70,611,719 ARS 227,399
Index Linked, 1.5%, 3/25/24 ....... 3,069,330,234 ARS 8,885,365
Argentina Government Bond, 16%,
10/17/23 ..................... 420,350,200 ARS 775,381
9,888,145
Brazil 2.6%
Brazil Notas do Tesouro Nacional, 10%,
1/01/27 ...................... 72,690,000 BRL 12,759,511
Colombia 7.6%
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 32,209,000,000 COP 6,799,590
B, 6.25%, 11/26/25 .............. 9,412,000,000 COP 1,739,622
B, 7.5%, 8/26/26 ............... 131,496,000,000 COP 24,421,234
B, 5.75%, 11/03/27 .............. 6,893,000,000 COP 1,130,093
B, 6%, 4/28/28 ................. 1,110,000,000 COP 179,835
B, 7.75%, 9/18/30 .............. 4,638,000,000 COP 763,854
B, 7%, 6/30/32 ................. 21,094,000,000 COP 3,147,247
38,181,475
Dominican Republic 2.5%
e
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 8,400,000 5,707,274
Senior Bond, 144A, 6.4%, 6/05/49 .. 1,460,000 1,055,972
Senior Bond, 144A, 5.875%, 1/30/60 8,320,000 5,522,484
12,285,730

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Ecuador 4.1%
e
Ecuador Government Bond ,
Senior Bond, 144A, 1%, 7/31/35 .... 33,616,000 $ 11,147,144
Senior Note, 144A, 5%, 7/31/30 .... 19,217,000 9,191,807
20,338,951
Egypt 3.5%
e
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 1,330,000 805,781
Senior Bond, 144A, 7.3%, 9/30/33 .. 7,530,000 4,364,252
Senior Bond, 144A, 8.5%, 1/31/47 .. 8,190,000 4,578,185
Senior Bond, 144A, 7.903%, 2/21/48 1,080,000 567,281
Senior Bond, 144A, 8.7%, 3/01/49 .. 820,000 457,115
Senior Bond, 144A, 8.875%, 5/29/50 3,120,000 1,744,061
Senior Bond, 144A, 8.75%, 9/30/51 . 6,580,000 3,643,872
Senior Bond, 144A, 7.5%, 2/16/61 .. 2,370,000 1,257,404
17,417,951
Ghana 2.7%
Ghana Government Bond ,
17.6%, 11/28/22 ................ 1,250,000 GHS 117,676
16.5%, 2/06/23 ................ 5,210,000 GHS 472,110
18.85%, 9/28/23 ................ 8,700,000 GHS 714,501
19.25%, 12/18/23 ............... 2,890,000 GHS 229,389
19%, 11/02/26 ................. 109,010,000 GHS 5,991,823
19.75%, 3/15/32 ................ 106,234,000 GHS 4,891,235
Senior Note, 18.5%, 1/02/23 ...... 1,920,000 GHS 177,913
Senior Note, 20.75%, 1/16/23 ...... 3,200,000 GHS 296,209
Senior Note, 17.6%, 2/20/23 ...... 480,000 GHS 43,351
Senior Note, 17.25%, 7/31/23 ...... 7,010,000 GHS 583,233
Senior Note, 18.3%, 3/02/26 ...... 990,000 GHS 56,738
13,574,178
India 5.0%
India Government Bond ,
7.59%, 1/11/26 ................. 124,600,000 INR 1,546,943
7.27%, 4/08/26 ................ 1,899,200,000 INR 23,386,416
24,933,359
Indonesia 9.8%
Indonesia Government Bond ,
FR44, 10%, 9/15/24 ............. 15,790,000,000 IDR 1,119,957
FR46, 9.5%, 7/15/23 ............ 255,116,000,000 IDR 17,277,123
FR59, 7%, 5/15/27 .............. 150,718,000,000 IDR 9,902,898
FR81, 6.5%, 6/15/25 ............ 14,790,000,000 IDR 963,965
FR86, 5.5%, 4/15/26 ............ 315,285,000,000 IDR 19,913,216
49,177,159
Malaysia 4.0%
Malaysia Government Bond ,
3.882%, 3/14/25 ................ 11,540,000 MYR 2,494,805
3.955%, 9/15/25 ................ 25,870,000 MYR 5,590,487
3.899%, 11/16/27 ............... 56,630,000 MYR 12,102,663
20,187,955

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mongolia 1.0%
e
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 5,570,000 $ 3,899,564
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 166,974
Senior Note, 144A, 3.5%, 7/07/27 .. 1,380,000 1,028,087
5,094,625
Norway 7.0%
e
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 156,261,000 NOK 14,278,963
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 224,500,000 NOK 20,618,756
34,897,719
South Korea 4.7%
Korea Treasury Bond ,
1.375%, 9/10/24 ................ 18,210,900,000 KRW 12,014,430
3%, 9/10/24 ................... 17,110,000,000 KRW 11,643,461
23,657,891
Sri Lanka 0.5%
e,g
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 2,100,000 565,991
Senior Bond, 144A, 6.2%, 5/11/27 .. 5,300,000 1,353,669
Senior Bond, 144A, 6.75%, 4/18/28 . 460,000 116,100
Senior Bond, 144A, 7.85%, 3/14/29 . 659,000 167,960
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 52,096
Senior Note, 144A, 6.35%, 6/28/24 .. 620,000 159,676
2,415,492
Thailand 4.8%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 525,560,000 THB 13,601,392
1%, 6/17/27 ................... 402,200,000 THB 9,879,189
Senior Note, 0.66%, 11/22/23 ...... 20,470,000 THB 535,422
24,016,003
United Kingdom 2.7%
e
United Kingdom Gilt, Reg S, 0.125%,
1/31/23 ...................... 12,120,000 GBP 13,405,456
Total Foreign Government and Agency Securities (Cost $473,828,726) ............
322,231,600
U.S. Government and Agency Securities 7.3%
United States 7.3%
U.S. Treasury Notes ,
2.625%, 12/31/25 ............... 16,863,000 16,048,175
1.625%, 2/15/26 ................ 9,110,000 8,368,745
2.125%, 5/31/26 ................ 4,164,000 3,872,113
1.625%, 10/31/26 ............... 9,120,000 8,263,219
36,552,252
Total U.S. Government and Agency Securities (Cost $40,763,043) .................
36,552,252

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 2,168,033 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $563,177,664) ...............................
358,783,852
Short Term Investments 28.9%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 23.0%
Brazil 11.7%
h
Brazil Letras do Tesouro Nacional ,
7/01/24 ...................... 91,510,000 BRL 13,919,252
1/01/25 ...................... 307,150,000 BRL 44,675,530
58,594,782
Japan 9.1%
h
Japan Treasury Bills ,
10/03/22 ..................... 1,336,700,000 JPY 9,234,861
10/17/22 ..................... 1,324,000,000 JPY 9,147,537
11/14/22 ..................... 1,455,000,000 JPY 10,053,862
11/21/22 ..................... 1,451,000,000 JPY 10,026,530
1/25/23 ...................... 1,039,000,000 JPY 7,181,714
45,644,504
United Kingdom 2.2%
h
United Kingdom Treasury Bills ,
10/24/22 ..................... 4,484,000 GBP 4,998,531
10/31/22 ..................... 902,000 GBP 1,005,043
11/28/22 ..................... 258,000 GBP 286,872
12/05/22 ..................... 358,000 GBP 397,768
1/03/23 ...................... 3,790,000 GBP 4,195,656
10,883,870
Total Foreign Government and Agency Securities (Cost $124,303,965) ............
115,123,156
Shares
Money Market Funds 5.9%
United States 5.9%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% .......... 29,261,700 29,261,700
Total Money Market Funds (Cost $29,261,700) ..................................
29,261,700
a a a a a
Total Short Term Investments (Cost $153,565,665 ) ...............................
144,384,856
a a a
Total Investments (Cost $716,743,329) 100.7% ..................................
$503,168,708
Other Assets, less Liabilities (0.7)% ...........................................
(3,351,276)
Net Assets 100.0% ...........................................................
$499,817,432
a a a

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 3 0 , 2022, the Fund had the following forward exchange contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $105,855,924, representing 21.2% of net assets.
f
Redemption price at maturity is adjusted for inflation.
g
Defaulted security or security for which income has been deemed uncollectible.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 4 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... GSCO Buy 1,881,820,000 2,267,963 10/11/22 $ — $ (326,076)
Indian Rupee ...... CITI Buy 828,586,800 10,721,879 10/11/22 — (566,670)
Indian Rupee ...... CITI Sell 828,586,800 10,353,452 10/11/22 198,244 —
Euro ............. DBAB Sell 11,729,562 122,103,913 SEK 10/12/22 — (495,838)
Euro ............. HSBK Sell 31,020,000 31,595,790 10/12/22 1,175,800 —
Indian Rupee ...... CITI Buy 270,784,000 3,517,589 10/12/22 — (199,256)
Indian Rupee ...... HSBK Buy 993,892,000 12,468,693 10/12/22 — (289,006)
Indian Rupee ...... HSBK Sell 986,000,000 12,326,695 10/12/22 243,720 —
Swedish Krona ..... DBAB Sell 122,103,913 11,607,049 EUR 10/12/22 375,694 —
Chinese Yuan ...... HSBK Buy 23,508,820 3,498,545 10/18/22 — (204,949)
Euro ............. JPHQ Sell 13,513,792 136,956,200 NOK 10/19/22 — (676,798)
Singapore Dollar .... MSCO Buy 3,270,000 2,400,352 10/21/22 — (123,136)
Singapore Dollar .... MSCO Sell 3,270,000 2,322,326 10/21/22 45,110 —
Euro ............. BZWS Sell 8,627,000 9,450,447 10/25/22 982,504 —
Euro ............. DBAB Sell 3,851,100 3,250,000 GBP 10/25/22 — (149,595)
Euro ............. DBAB Sell 11,280,000 12,340,305 10/25/22 1,268,275 —
Chilean Peso ...... GSCO Buy 2,970,657,644 3,214,647 10/26/22 — (156,336)
Chilean Peso ...... JPHQ Buy 4,526,493,553 5,461,503 10/26/22 — (801,451)
Canadian Dollar .... HSBK Sell 2,100,000 1,600,890 EUR 11/03/22 52,115 —
Euro ............. HSBK Sell 20,450,833 28,032,161 CAD 11/03/22 206,853 —
Indian Rupee ...... CITI Buy 408,835,000 5,235,433 11/10/22 — (242,160)
Chilean Peso ...... GSCO Buy 2,490,030,000 2,729,229 11/14/22 — (174,640)
Indian Rupee ...... HSBK Buy 257,214,374 3,264,805 11/14/22 — (124,464)
Japanese Yen ...... BOFA Buy 1,419,887,050 10,618,518 11/22/22 — (759,533)
Chilean Peso ...... GSCO Buy 5,443,964,441 5,852,152 11/29/22 — (284,060)
Mexican Peso ...... MSCO Buy 70,825,000 3,496,667 12/06/22 — (21,469)
Mexican Peso ...... MSCO Sell 70,825,000 3,489,673 12/06/22 14,474 —
Chinese Yuan ...... BOFA Buy 134,698,690 20,166,286 12/08/22 — (1,275,168)
Chinese Yuan ...... JPHQ Buy 66,647,640 9,969,580 12/09/22 — (622,141)
South Korean Won .. JPHQ Buy 7,726,500,000 6,131,656 12/14/22 — (759,846)
Indian Rupee ...... CITI Buy 821,108,980 10,375,398 12/15/22 — (379,981)
Chilean Peso ...... GSCO Buy 12,484,811,788 13,441,325 12/21/22 — (733,896)
Japanese Yen ...... DBAB Buy 3,268,454,060 23,081,259 12/21/22 — (293,232)
South Korean Won .. DBAB Buy 73,000,000,000 52,497,591 12/21/22 — (1,713,827)
Chilean Peso ...... JPHQ Buy 4,526,506,447 4,933,522 12/27/22 — (332,541)
Mexican Peso ...... MSCO Buy 110,190,000 5,419,269 12/27/22 — (31,731)
Mexican Peso ...... MSCO Sell 110,190,000 5,044,175 12/27/22 — (343,363)
Chinese Yuan ...... CITI Buy 6,291,510 938,709 1/11/23 — (55,362)
Indian Rupee ...... HSBK Buy 789,725,100 9,802,456 1/11/23 — (215,078)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 3 0 , 2022, the Fund had the following interest rate swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. JPHQ Buy 11,907,000,000 9,140,247 1/18/23 $ — $ (841,175)
Euro ............. DBAB Sell 2,851,014 30,350,750 SEK 1/19/23 — (64,377)
Swedish Krona ..... DBAB Sell 30,350,750 2,871,753 EUR 1/19/23 84,884 —
Euro ............. DBAB Sell 11,335,000 12,491,214 1/25/23 1,278,870 —
South Korean Won .. CITI Buy 13,227,400,000 10,184,324 1/25/23 — (961,493)
Euro ............. HSBK Sell 65,005,859 86,074,583 CAD 2/03/23 — (1,961,065)
Euro ............. JPHQ Sell 2,326,392 24,300,000 SEK 2/13/23 — (96,207)
Swedish Krona ..... JPHQ Sell 24,300,000 2,311,688 EUR 2/13/23 81,644 —
Chilean Peso ...... GSCO Buy 2,675,860,000 3,168,198 3/07/23 — (483,904)
Chinese Yuan ...... BOFA Buy 58,047,670 8,367,714 3/15/23 — (198,852)
Japanese Yen ...... BNDP Buy 706,082,800 5,039,485 3/15/23 — (59,442)
Japanese Yen ...... BOFA Buy 2,511,042,560 17,928,655 3/15/23 — (218,123)
Japanese Yen ...... JPHQ Buy 741,333,530 5,291,233 3/15/23 — (62,564)
South Korean Won .. BNDP Buy 6,599,700,000 4,764,782 3/15/23 — (151,044)
South Korean Won .. CITI Buy 22,815,900,000 16,985,595 3/15/23 — (1,035,387)
Euro ............. BZWS Sell 4,048,000 4,496,093 4/25/23 468,616 —
Chilean Peso ...... GSCO Buy 4,503,052,836 4,509,362 7/26/23 — (102,282)
Mexican Peso ...... MSCO Buy 22,503,000 1,064,475 8/04/23 — (8,491)
Mexican Peso ...... MSCO Sell 22,503,000 1,018,466 8/04/23 — (37,518)
Mexican Peso ...... MSCO Buy 67,743,000 2,981,957 9/03/24 27,923 (25,241)
Mexican Peso ...... MSCO Sell 67,743,000 2,880,046 9/03/24 — (104,592)
Total Forward Exchange Contracts ................................................... $6,504,726 $(18,763,360)
Net unrealized appreciation (depreciation) ............................................ $(12,258,634)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.762% ... Annual 3/15/27 13,000,000 $ 1,074,317 $ — $ 1,074,317
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 6,700,000 919,320 — 919,320
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 3,330,000 357,660 — 357,660
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 3,330,000 334,561 — 334,561
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 3,320,000 344,209 — 344,209
Receive Floating 1-day
SOFR ............ Annual

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Global Total Return Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 29.
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Pay Fixed 2.418% ... Annual 4/11/32 4,260,000 $ 374,318 $ — $ 374,318
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.463% ... Annual 4/18/32 1,330,000 112,442 — 112,442
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.541% ... Annual 4/19/32 710,000 55,376 — 55,376
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.549% ... Annual 4/19/32 1,750,000 135,305 — 135,305
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.67% .... Annual 4/21/32 1,720,000 115,638 — 115,638
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.645% ... Annual 5/16/32 425,000 30,299 — 30,299
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.741% ... Annual 5/19/32 1,400,000 88,556 — 88,556
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.662% ... Annual 6/02/32 1,824,000 134,935 — 134,935
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.989% ... Annual 6/30/32 1,421,000 69,054 — 69,054
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.612% ... Annual 7/07/32 1,421,000 109,415 — 109,415
Total Interest Rate Swap Contracts ............................... $4,255,405 $ — $4,255,405
*
In U.S. dollars unless otherwise indicated.

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2022
Templeton International Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 61.4%
Argentina 1.7%
a
Argentina BONCER ,
Index Linked, 1.4%, 3/25/23 ....... 127,113,233 ARS $ 409,357
Index Linked, 1.5%, 3/25/24 ....... 68,886,039 ARS 199,417
608,774
Australia 4.4%
b
Australia Government Bond, Reg S,
5.5%, 4/21/23 ................. 2,450,000 AUD 1,586,721
Brazil 10.4%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 18,260,000 BRL 3,205,237
10%, 1/01/29 .................. 2,040,000 BRL 349,995
10%, 1/01/31 .................. 940,000 BRL 158,080
3,713,312
Colombia 4.7%
Colombia Titulos de Tesoreria ,
B, 6.25%, 11/26/25 .............. 100,000,000 COP 18,483
B, 7.5%, 8/26/26 ............... 8,219,000,000 COP 1,526,420
B, 5.75%, 11/03/27 .............. 68,000,000 COP 11,149
B, 7.75%, 9/18/30 .............. 212,000,000 COP 34,915
B, 7%, 6/30/32 ................. 528,000,000 COP 78,778
1,669,745
Ghana 1.8%
Ghana Government Bond ,
19%, 9/18/23 .................. 50,000 GHS 4,128
19.25%, 11/27/23 ............... 280,000 GHS 22,437
19.25%, 6/23/25 ................ 3,560,000 GHS 226,277
Senior Note, 20.75%, 1/16/23 ...... 50,000 GHS 4,628
Senior Note, 21.7%, 3/17/25 ...... 2,980,000 GHS 207,066
Senior Note, 18.3%, 3/02/26 ...... 3,230,000 GHS 185,116
649,652
India 4.6%
India Government Bond ,
8.2%, 9/24/25 ................. 99,900,000 INR 1,256,041
7.27%, 4/08/26 ................ 33,000,000 INR 406,356
1,662,397
Indonesia 8.7%
Indonesia Government Bond ,
FR81, 6.5%, 6/15/25 ............ 14,200,000,000 IDR 925,511
FR86, 5.5%, 4/15/26 ............ 34,800,000,000 IDR 2,197,948
3,123,459
Singapore 0.8%
Singapore Government Bond, 2.375%,
6/01/25 ...................... 437,000 SGD 296,050
South Korea 19.4%
Korea Treasury Bond, 1.875%, 6/10/26 10,917,220,000 KRW 6,965,704

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand 3.0%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 19,320,000 THB $ 499,998
1%, 6/17/27 ................... 14,770,000 THB 362,794
Senior Note, 0.66%, 11/22/23 ...... 8,470,000 THB 221,545
1,084,337
United Kingdom 1.9%
b
United Kingdom Gilt, Reg S, 0.125%,
1/31/23 ...................... 609,000 GBP 673,591
Total Foreign Government and Agency Securities (Cost $28,549,167) ..............
22,033,742
Short Term Investments 39.1%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 13.7%
Japan 11.0%
c
Japan Treasury Bills ,
10/03/22 ..................... 89,400,000 JPY 617,638
10/17/22 ..................... 89,000,000 JPY 614,902
11/14/22 ..................... 162,000,000 JPY 1,119,399
11/21/22 ..................... 162,000,000 JPY 1,119,433
1/25/23 ...................... 70,000,000 JPY 483,850
3,955,222
United Kingdom 2.7%
c
United Kingdom Treasury Bills ,
10/24/22 ..................... 356,000 GBP 396,850
10/31/22 ..................... 41,000 GBP 45,684
11/28/22 ..................... 103,000 GBP 114,527
12/05/22 ..................... 106,000 GBP 117,775
1/03/23 ...................... 200,000 GBP 221,406
3/20/23 ...................... 70,000 GBP 76,830
973,072
Total Foreign Government and Agency Securities (Cost $5,239,494) ...............
4,928,294
Shares
Money Market Funds 25.4%
United States 25.4%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% .......... 9,101,559 9,101,559
Total Money Market Funds (Cost $9,101,559) ...................................
9,101,559
a a a a a
Total Short Term Investments (Cost $14,341,053 ) ................................
14,029,853
a a a
Total Investments (Cost $42,890,220) 100.5% ...................................
$36,063,595
Other Assets, less Liabilities (0.5)% ...........................................
(193,085)
Net Assets 100.0% ...........................................................
$35,870,510
a a a

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 3 0 , 2022, the Fund had the following forward exchange contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Redemption price at maturity is adjusted for inflation.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $2,260,312, representing 6.3% of net assets.
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 4 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... GSCO Buy 182,060,000 219,418 10/11/22 $ — $ (31,547)
Indian Rupee ...... CITI Buy 23,960,600 310,049 10/11/22 — (16,387)
Indian Rupee ...... CITI Sell 23,960,600 302,656 10/11/22 8,994 —
Indian Rupee ...... JPHQ Buy 58,526,500 760,727 10/11/22 — (43,422)
Indian Rupee ...... JPHQ Sell 18,000,000 225,007 10/11/22 4,398 —
Euro ............. DBAB Sell 1,521,453 15,880,400 SEK 10/12/22 — (60,513)
Indian Rupee ...... CITI Buy 52,990,400 688,366 10/12/22 — (38,993)
Swedish Krona ..... DBAB Sell 15,880,400 1,517,622 EUR 10/12/22 56,757 —
Chinese Yuan ...... HSBK Buy 20,781,470 3,092,665 10/18/22 — (181,172)
Chinese Yuan ...... HSBK Sell 5,800,000 853,261 10/18/22 40,679 —
Euro ............. JPHQ Sell 1,247,219 12,640,000 NOK 10/19/22 — (62,463)
Euro ............. BZWS Sell 433,000 474,330 10/25/22 49,313 —
Euro ............. DBAB Sell 567,000 620,294 10/25/22 63,748 —
Chilean Peso ...... GSCO Buy 285,974,148 309,478 10/26/22 — (15,066)
Chilean Peso ...... JPHQ Buy 182,999,365 220,800 10/26/22 — (32,401)
Japanese Yen ...... BOFA Buy 95,569,950 714,713 11/22/22 — (51,123)
Chilean Peso ...... GSCO Buy 128,764,708 138,419 11/29/22 — (6,719)
Chilean Peso ...... GSCO Buy 128,907,747 137,852 12/21/22 — (6,646)
Japanese Yen ...... DBAB Buy 219,993,550 1,553,556 12/21/22 — (19,737)
New Zealand Dollar . CITI Buy 1,670,000 1,004,730 12/21/22 — (69,678)
Singapore Dollar .... CITI Buy 2,100,000 1,496,339 12/21/22 — (32,494)
Chinese Yuan ...... CITI Buy 1,423,140 212,336 1/11/23 — (12,523)
Euro ............. DBAB Sell 1,545,711 16,419,498 SEK 1/19/23 — (38,126)
Swedish Krona ..... DBAB Sell 16,419,498 1,553,594 EUR 1/19/23 45,921 —
Euro ............. DBAB Sell 570,000 628,139 1/25/23 64,307 —
South Korean Won .. CITI Buy 110,000,000 84,382 1/25/23 — (7,684)
Euro ............. HSBK Sell 335,949 444,832 CAD 2/03/23 — (10,135)
Australian Dollar .... CITI Sell 2,487,000 1,688,647 3/15/23 92,428 —
Euro ............. BOFA Sell 2,168,217 2,921,000 CAD 3/15/23 — (33,839)
Euro ............. CITI Sell 1,375,855 14,183,000 NOK 3/15/23 — (56,579)
Euro ............. DBAB Sell 549,839 5,551,500 NOK 3/15/23 — (33,363)
Japanese Yen ...... BNDP Buy 47,525,120 339,198 3/15/23 — (4,001)
Japanese Yen ...... BOFA Buy 169,013,600 1,206,744 3/15/23 — (14,681)
Japanese Yen ...... JPHQ Buy 49,897,780 356,143 3/15/23 — (4,211)
South Korean Won .. HSBK Buy 976,000,000 705,865 3/23/23 — (23,268)
Euro ............. BZWS Sell 203,000 225,471 4/25/23 23,500 —
Chilean Peso ...... GSCO Buy 434,247,469 434,858 7/26/23 — (9,866)
Total Forward Exchange Contracts ................................................... $450,045 $(916,637)
Net unrealized appreciation (depreciation) ............................................ $(466,592)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton International Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviati ons on page 29 .
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Income Trust
Schedule of Investments (unaudited), September 30, 2022
Templeton Sustainable Emerging Markets Bond Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry Shares a Value
a
Common Stocks 0.0%
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Multiline Retail 2,171,539 $ —
a,b,c
K2016470219 South Africa Ltd., B .... Multiline Retail 619,903 —
—
Total Common Stocks (Cost $14,998) ..........................................
—
Principal
Amount
*
a a a a a
Corporate Bonds 3.4%
Costa Rica 3.4%
a,c
Reventazon Finance Trust , Senior
Secured Bond , 144A, 8% , 11/15/33 . Diversified Financial Services 490,680 464,824
South Africa 0.0%
a,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
12/31/22 ..................... Multiline Retail 188,190 —
Senior Secured Note, 144A, PIK, 8%,
12/31/22 ..................... Multiline Retail 55,416 EUR —
a,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Multiline Retail 237,804 —
—
Total Corporate Bonds (Cost $791,715) ........................................
464,824
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 82.4%
Brazil 2.0%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 590,000 BRL 105,959
10%, 1/01/27 .................. 270,000 BRL 47,394
10%, 1/01/29 .................. 280,000 BRL 48,039
10%, 1/01/31 .................. 430,000 BRL 72,313
273,705
Chile 6.4%
Chile Bonos Tesoreria Pesos ,
e
144A, Reg S, 4.7%, 9/01/30 ....... 630,000,000 CLP 561,424
2.5%, 3/01/25 ................. 335,000,000 CLP 303,575
864,999
Colombia 9.5%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 13,000,000 COP 2,516
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 3,219,000,000 COP 679,558
B, 6.25%, 11/26/25 .............. 50,000,000 COP 9,241
B, 7.5%, 8/26/26 ............... 1,682,800,000 COP 312,527
B, 6%, 4/28/28 ................. 428,400,000 COP 69,407
B, 7.75%, 9/18/30 .............. 1,267,800,000 COP 208,800
B, 7%, 6/30/32 ................. 107,000,000 COP 15,964
1,298,013

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Czech Republic 3.0%
e
Czech Republic Government Bond, Reg
S, 1%, 6/26/26 ................. 12,000,000 CZK $ 408,184
Dominican Republic 2.2%
e
Dominican Republic Government Bond,
Senior Bond, 144A, 5.875%, 1/30/60 441,000 292,718
Ecuador 4.6%
e
Ecuador Government Bond ,
Senior Bond, 144A, 1%, 7/31/35 .... 1,199,500 397,757
Senior Bond, 144A, 0.5%, 7/31/40 .. 534,000 157,530
Senior Note, 144A, 5%, 7/31/30 .... 146,000 69,834
625,121
Egypt 2.2%
e
Egypt Government Bond, Senior Note,
144A, 5.25%, 10/06/25 ........... 390,000 304,770
Ghana 3.4%
Ghana Government Bond ,
17.6%, 11/28/22 ................ 150,000 GHS 14,121
16.5%, 2/06/23 ................ 1,060,000 GHS 96,053
18.85%, 9/28/23 ................ 1,363,000 GHS 111,939
19.25%, 11/27/23 ............... 260,000 GHS 20,834
19.25%, 12/18/23 ............... 243,000 GHS 19,288
19.75%, 3/25/24 ................ 270,000 GHS 20,725
Senior Note, 18.5%, 1/02/23 ...... 50,000 GHS 4,633
Senior Note, 20.75%, 1/16/23 ...... 50,000 GHS 4,628
Senior Note, 17.6%, 2/20/23 ...... 1,560,000 GHS 140,891
Senior Note, 17.25%, 7/31/23 ...... 70,000 GHS 5,824
Senior Note, 17.7%, 3/18/24 ...... 170,000 GHS 12,736
Senior Note, 18.3%, 3/02/26 ...... 100,000 GHS 5,731
457,403
Indonesia 10.9%
Indonesia Government Bond ,
FR70, 8.375%, 3/15/24 .......... 354,000,000 IDR 23,948
FR77, 8.125%, 5/15/24 .......... 7,528,000,000 IDR 508,671
FR81, 6.5%, 6/15/25 ............ 1,569,000,000 IDR 102,262
FR86, 5.5%, 4/15/26 ............ 13,560,000,000 IDR 856,443
1,491,324
Oman 4.0%
e
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 590,000 551,275
Peru 3.7%
Peru Bonos de la Tesoreria, 5.2%,
9/12/23 ...................... 2,050,000 PEN 506,603
Singapore 4.7%
Singapore Government Bond, 3%,
9/01/24 ...................... 917,000 SGD 633,536
South Korea 4.6%
Korea Monetary Stabilization Bond,
Senior Note, 0.905%, 4/02/23 ...... 467,000,000 KRW 320,230

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
South Korea (continued)
Korea Treasury Bond ,
0.875%, 12/10/23 ............... 370,000,000 KRW $ 248,170
1.875%, 6/10/26 ................ 96,500,000 KRW 61,572
629,972
Supranational 13.0%
f
Asian Development Bank, Senior Note,
3%, 3/22/24 ................... 5,000,000 CNY 704,367
f
European Bank for Reconstruction &
Development, Senior Note, 4.95%,
1/22/26 ...................... 57,400,000 INR 640,538
f
International Bank for Reconstruction
& Development, Senior Note, 3.05%,
3/16/24 ...................... 3,000,000 CNY 421,058
1,765,963
Thailand 4.6%
Thailand Government Bond ,
2%, 12/17/22 .................. 1,080,000 THB 28,580
0.92%, 3/23/23 ................ 60,000 THB 1,583
0.51%, 5/24/23 ................ 100,000 THB 2,629
0.75%, 9/17/24 ................ 250,000 THB 6,470
1%, 6/17/27 ................... 250,000 THB 6,141
Senior Note, 0.66%, 11/22/23 ...... 22,470,000 THB 587,735
633,138
Uruguay 3.6%
Uruguay Government Bond, Senior
Bond, 8.25%, 5/21/31 ............ 24,200,000 UYU 485,687
Total Foreign Government and Agency Securities (Cost $14,328,592) ..............
11,222,411
Shares
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 12,498 —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $15,135,305) ................................
11,687,235
Short Term Investments 16.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 3.5%
Brazil 3.5%
g
Brazil Letras do Tesouro Nacional ,
1/01/24 ...................... 150,000 BRL 23,944
7/01/24 ...................... 2,070,000 BRL 314,860
1/01/25 ...................... 960,000 BRL 139,634
478,438

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand 0.0%
†
g
Thailand Treasury Bills , 12/08/22 .....
250,000 THB $ 6,596
Total Foreign Government and Agency Securities (Cost $523,389) ................
485,034
Shares
Money Market Funds 12.5%
United States 12.5%
h,i
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% .......... 1,700,239 1,700,239
Total Money Market Funds (Cost $1,700,239) ...................................
1,700,239
a a a a a
Total Short Term Investments (Cost $2,223,628 ) .................................
2,185,273
a a a
Total Investments (Cost $17,358,933) 101.8% ...................................
$13,872,508
Other Assets, less Liabilities (1.8)% ...........................................
(251,366)
Net Assets 100.0% ...........................................................
$13,621,142
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
b
Non-income producing.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $2,743,492, representing 20.1% of net assets.
f
A supranational organization is an entity formed by two or more central governments through international treaties.
g
The security was issued on a discount basis with no stated coupon rate.
h
See Note 4 regarding investments in affiliated management investment companies.
i
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... GSCO Buy 54,330,000 65,478 10/11/22 $ — $ (9,414)
Chilean Peso ...... GSCO Sell 54,330,000 56,200 10/11/22 136 —
Indian Rupee ...... JPHQ Buy 12,453,500 161,870 10/11/22 — (9,240)
Indian Rupee ...... CITI Buy 12,814,700 166,468 10/12/22 — (9,430)
Indian Rupee ...... HSBK Buy 19,973,000 250,568 10/12/22 — (5,808)
Chilean Peso ...... GSCO Buy 150,666,301 162,311 10/26/22 — (7,199)
Chilean Peso ...... GSCO Sell 150,666,301 155,326 10/26/22 214 —
Columbian Peso .... MSCO Buy 4,126,000,000 928,735 11/01/22 — (38,778)
Euro ............. JPHQ Sell 435,000 446,745 11/03/22 19,492 —
Indian Rupee ...... CITI Buy 7,952,700 101,840 11/10/22 — (4,710)
Chilean Peso ...... GSCO Buy 6,420,000 7,037 11/14/22 — (450)

Templeton Income Trust
Schedule of Investments (unaudited)
Templeton Sustainable Emerging Markets Bond Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

At September 30, 2022, the Fund had the following interest rate swap contracts outstanding.
*
In U.S. dollars unless otherwise indicated.
See Abbreviations on page 29 .
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Chilean Peso ...... GSCO Sell 6,420,000 6,596 11/14/22 $ 10 $ —
Chilean Peso ...... JPHQ Buy 19,130,000 20,401 11/22/22 — (807)
Chilean Peso ...... JPHQ Sell 19,130,000 19,594 11/22/22 — —
Chilean Peso ...... GSCO Buy 181,899,056 195,538 11/29/22 — (9,491)
Chilean Peso ...... GSCO Sell 27,150,000 27,801 11/29/22 31 —
Chilean Peso ...... GSCO Buy 403,296,259 434,117 12/21/22 — (23,629)
Indian Rupee ...... JPHQ Buy 60,811,100 759,607 12/21/22 — (19,811)
Japanese Yen ...... DBAB Buy 101,100,000 704,021 12/21/22 860 —
Indian Rupee ...... HSBK Buy 12,826,900 159,214 1/11/23 — (3,493)
Columbian Peso .... GSCO Buy 370,000,000 82,920 2/23/23 — (4,789)
Chilean Peso ...... GSCO Buy 6,900,000 8,169 3/07/23 — (1,248)
Brazilian Real ...... MSCO Buy 3,700,000 676,071 5/04/23 — (20,299)
Chilean Peso ...... GSCO Buy 194,152,806 194,335 7/26/23 — (4,320)
Total Forward Exchange Contracts ................................................... $20,743 $(172,916)
Net unrealized appreciation (depreciation) ............................................ $(152,173)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.989% ... Annual 6/30/32 282,000 $ 13,704 $ — $ 13,704
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.612% ... Annual 7/07/32 283,000 21,790 — 21,790
Total Interest Rate Swap Contracts ............................... $35,494 $ — $35,494

Templeton Income Trust

Quarterly Schedule of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Templeton Income Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of four separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds' investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds’ investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Funds’ pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds'
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Restricted Securities
At September 30, 2022, investments in restricted securities, excluding securities exempt from registration under the Securities
Act of 1933, were as follows:
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
September 30, 2022, investments in affiliated management investment companies were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Total Return Fund
434,200,485
a
K2016470219 South Africa Ltd., A ............... 2/22/11 - 2/01/17 $ 1,608,225 $ —
50,014,925
a
K2016470219 South Africa Ltd., B ............... 2/01/17 37,134 —
Total Restricted Securities (Value is —% of Net Assets) .............. $1,645,359 $—
Principal
Amount * /
Shares Issuer
Acquisition
Date Cost Value
Templeton Sustainable Emerging Markets Bond Fund
2,171,539
a
K2016470219 South Africa Ltd., A ............... 5/16/13 - 2/01/17 $ 14,538 $ —
619,903
a
K2016470219 South Africa Ltd., B ............... 2/01/17 460 —
490,680
Reventazon Finance Trust, Senior Secured Bond, 144A,
8%, 11/15/33 .............................. 12/18/13 490,680 464,824
Total Restricted Securities (Value is 3.4% of Net Assets) .............. $505,678 $464,824
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
The Fund also invests in unrestricted securities of the issuer, valued at $0 as of September 30, 2022.
2. Financial Instrument Valuation
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 509,242,008 $ 2,633,247,855 $ (2,398,043,810) $ — $ — $ 744,446,053 744,446,053 $ 1,680,867
Total Affiliated Securities ... $509,242,008 $2,633,247,855 $(2,398,043,810) $— $— $744,446,053 $1,680,867
Templeton Global Total Return Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 21,628,901 $ 461,656,840 $ (454,024,041) $ — $ — $ 29,261,700 29,261,700 $ 170,403
Total Affiliated Securities ... $21,628,901 $461,656,840 $(454,024,041) $— $— $29,261,700 $170,403
Templeton International Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 14,191,046 $ 16,726,467 $ (21,815,954) $ — $ — $ 9,101,559 9,101,559 $ 54,481
Total Affiliated Securities ... $14,191,046 $16,726,467 $(21,815,954) $— $— $9,101,559 $54,481
Templeton Sustainable Emerging Markets Bond Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 1,351,150 $ 9,664,708 $ (9,315,619) $ — $ — $ 1,700,239 1,700,239 $ 3,828
Total Affiliated Securities ... $1,351,150 $9,664,708 $(9,315,619) $— $— $1,700,239 $3,828
4. Investments in Affiliated Management Investment Companies
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2022, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 2,461,193,734 $ — $ 2,461,193,734
U.S. Government and Agency Securities ....... — 944,603,113 — 944,603,113
Short Term Investments ................... 744,446,053 1,635,614,063 — 2,380,060,116
Total Investments in Securities ........... $744,446,053 $5,041,410,910 $— $5,785,856,963
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 71,519,996 $ — $ 71,519,996
Restricted Currency (ARS) ................. — 628,095 — 628,095
Total Other Financial Instruments ......... $— $72,148,091 $— $72,148,091
Receivables:
Interest (ARS) ........................... $— $1,454,590 $— $1,454,590
Investment Securities Sold (ARS) ............ — 4,149,375 — 4,149,375
Total Receivables $— $5,603,965 $— $5,603,965
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 160,164,448 $ — $ 160,164,448
..............................................................
Total Other Financial Instruments ......... $— $160,164,448 $— $160,164,448
Templeton Global Total Return Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 322,231,600 — 322,231,600
U.S. Government and Agency Securities ....... — 36,552,252 — 36,552,252
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 29,261,700 115,123,156 — 144,384,856
Total Investments in Securities ........... $29,261,700 $473,907,008 $— $503,168,708
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 6,504,726 $ — $ 6,504,726
Restricted Currency (ARS) ................. — 77,325 — 77,325
Swap contracts ......................... — 4,255,405 — 4,255,405
Total Other Financial Instruments ......... $— $10,837,456 $— $10,837,456
Receivables:
Interest (ARS) ........................... $— $106,029 $— $106,029
Investment Securities Sold (ARS) ............ — 443,298 — 443,298
Total Receivables $— $549,327 $— $549,327
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 18,763,360 $ — $ 18,763,360
..............................................................
Total Other Financial Instruments ......... $— $18,763,360 $— $18,763,360
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
Level 1 Level 2 Level 3 Total
Templeton International Bond Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 22,033,742 $ — $ 22,033,742
Short Term Investments ................... 9,101,559 4,928,294 — 14,029,853
Total Investments in Securities ........... $9,101,559 $26,962,036 $— $36,063,595
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 450,045 $ — $ 450,045
Restricted Currency (ARS) ................. — 5,173 — 5,173
Total Other Financial Instruments ......... $— $455,218 $— $455,218
Receivables:
Interest (ARS) ........................... $— $516 $— $516
Investment Securities Sold (ARS) ............ — 106,695 — 106,695
Total Receivables $— $107,211 $— $107,211
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 916,637 $ — $ 916,637
..............................................................
Total Other Financial Instruments ......... $— $916,637 $— $916,637
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks ........................ $ — $ — $ —
a
$ —
Corporate Bonds ........................ — — 464,824 464,824
Foreign Government and Agency Securities .... — 11,222,411 — 11,222,411
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 1,700,239 485,034 — 2,185,273
Total Investments in Securities ........... $1,700,239 $11,707,445 $464,824 $13,872,508
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 20,743 $ — $ 20,743
Swap contracts ......................... — 35,494 — 35,494
Total Other Financial Instruments ......... $— $56,237 $— $56,237
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 172,916 $ — $ 172,916
..............................................................
Total Other Financial Instruments ......... $— $172,916 $— $172,916
a
Includes securities determined to have no value at September 30, 2022.
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period. At September 30, 2022, the reconciliation is as follows:
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of September 30, 2022, are as follows:
Balance at
Beginning of
Period Purchases Sales
a
Transfer
Into
Level 3
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciation
(Depreciation)
Balance
at End
of Period
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Period End
a a a a a a a a a a a
Templeton Sustainable Emerging Markets Bond Fund
Assets:
Investments in Securities:
Common Stocks :
South Africa .. $ —
b
$ — $ — $ — $ — $ — $ — $ — $ —
b
$ —
Corporate Bonds :
Costa Rica ... 539,971 — (12,240) — — — — (62,907) 464,824 (62,005)
South Africa .. —
b
— — — — — — — —
b
—
Escrows and
Litigation Trusts .. —
b
— — — — — — — —
b
—
Total Investments in
Securities ......... $539,971 $— $(12,240) $— $— $— $— $(62,907) $464,824 $(62,005)
a
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
b
Includes financial instruments determined to have no value.
Description
Fair Value
at End of
Period Valuation Technique Unobservable Inputs
Amount/
Range (Weight
Average)
Impact to
Fair Value
if Input
Increases
a
Templeton Sustainable Emerging Markets
Bond Fund
Assets:
Investments in Securities:
Corporate Bonds:
Costa Rica
.....................
$464,824 Discounted cash flow Discount rate
(
b
)
9.2% Decrease
c
All Other
.......................
—
d
Total
..........................
$464,824
a
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input. A significant and reasonable decrease in the input would have the opposite effect. Significant impacts, if any, to fair value and/or net assets have been indicated.
b
The discount rate is comprised of the risk-free rate, the 10-year Costa Rican CDS curve, and an incremental credit spread that combines with the first two components to arrive at an 8% yield on issue date for an 8% coupon bond issued at par.
c
Represents a significant impact to fair value and net assets.
d
Includes securities determined to have no value at September 30, 2022.
5. Fair Value Measurements
(continued)

Templeton Income Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
Currency
ARS
Argentine Peso
AUD
Australian Dollar
BRL
Brazilian Real
CAD
Canadian Dollar
CLP
Chilean Peso
CNY
Chinese Yuan
COP
Colombian Peso
CZK
Czech Koruna
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
PEN
Peruvian Nuevo Sol
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
UYU
Uruguayan Peso
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.